Commitments and Contingencies 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
12. Commitments and Contingencies
From time to time, in the ordinary course of business, the Company is subject to litigation and regulatory examinations as well as information gathering requests, inquiries and investigations.
The Company may be subject to claims and legal proceedings arising in the ordinary course of business; as of June 30, 2026, the Company was not a party to any legal proceedings that management believes would, individually or in the aggregate, have a material adverse effect on the Company’s financial condition, results of operations, or cash flows.

9. Commitments and Contingencies
From time to time, in the ordinary course of business, the Company is subject to litigation and regulatory examinations as well as information gathering requests, inquiries and investigations.
In August 2025, the Company engaged a vendor design services pertaining to the Company’s planned 50 meter portable pool with a total commitment of approximately $250,000. The Company has incurred approximately $196,667 for these services as of December 31, 2025 and no amounts have been paid as of this date. As of December 31, 2025, the Company’s incurred amounts pertaining to this contract have been included within construction in process, property and equipment, net within the consolidated balance sheets.
As of December 31, 2025, the Company has advanced its planning and design of its 50 meter portable pool and paid $389,000 of construction deposits. The Company has accounted for the construction deposits paid of $389,000 within deposit assets, long-term, within the Company’s consolidated balance sheets. Refer to Note 11,
Subsequent Events
, for additional information.
During 2025, the Company has entered into a binding agreement for event space, accommodations, and related services for an event scheduled in May 2026 of the Company’s anticipated Enhanced Games. Under the terms of the agreement, the Company has paid non-refundable
deposits of $145,000 and $442,000 as of December 31, 2025 and is obligated to pay an additional deposit of approximately $587,000 on February 10, 2026. The total deposit commitment is $1,174,000. The agreement also includes a minimum food and beverage spend of $100,000 and performance obligations related to a contracted room block, with potential liquidated damages if the minimums are not met. These commitments are non-cancellable
with the exception of certain circumstances such as termination for default. As of December 31, 2025, the Company’s obligations incurred and paid to date have been included within deposit assets on the consolidated balance sheets.
During 2025, the Company entered into a contract for a portable six lane track system with a total commitment of approximately $1,942,000. The Company has been invoiced $971,000, of which $495,000 has been paid as of December 31, 2025. As of December 31, 2025, the Company’s invoiced amounts pertaining to this contract have been included within deposit assets, long term, and remaining invoiced amounts within deposit liabilities.
As of December 31, 2025, there are no other matters which would have a material impact on the Company’s financial results.